Related parties disclosure	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related parties disclosure

Subsidiaries

The consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2020	% ownership as at December 31, 2019	Nature of business
WISeKey SA	Switzerland	1999	CHF 933,436	95.75%	95.58%	Main operating company. Sales and R&D services

WISeKey Semiconductors SAS	France	2010	EUR 1,298,162	100.0%	100.0%	Chip manufacturing, sales & distribution

WiseTrust SA	Switzerland	1999	CHF 680,000	100.0%	100.0%	Non-operating investment company

WISeKey ELA SL	Spain	2006	EUR 4,000,000	100.0%	100.0%	Sales & support

WISeKey SAARC Ltd	U.K.	2016	GBP 100,000	51.0%	51.0%	Non trading

WISeKey USA Inc*	U.S.A	2006	USD 6,500	100%*	100%*	Sales & support

WISeKey India Private Ltd**	India	2016	INR 1,000,000	45.9%	45.9%	Sales & support

WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution

WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

WISeCoin AG	Switzerland	2018	CHF 100,000	90.0%	90.0%	Sales & distribution

WISeKey Equities AG	Switzerland	2018	CHF 100,000	100.0%	100.0%	Financing, Sales & distribution

WISeCoin France R&D Lab SAS	France	2019	EUR 10,000	90.0%	90.0%	Research & development

WISeKey Semiconductors GmbH	Germany	2019	EUR 25,000	100.0%	100.0%	Sales & distribution

WISeKey Arabia - Information Technology Ltd	Saudi Arabia	2019	SAR 200,000.00	51.0%	51.0%	Sales & distribution

WiseAI AG	Switzerland	2020	CHF 100,000	51.0%	not incorporated	Sales & distribution

* 50% owned by WISeKey SA and 50% owned by WiseTrust SA

** 88% owned by WISeKey SAARC which is controlled by WISeKey International Holding AG

Related party transactions and balances

		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2020	2019	2020	2019	2020	2019	2018	2020	2019	2018
1	Carlos Moreira	-	-	1,580	-	-	-	-	-	-	209
2	Maryla Shingler-Bobbio	-	-	-	-	-	123	80	-	-	-
3	Philippe Doubre	-	-	-	40	86	114	80	-	-	-
4	Juan Hernández Zayas	-	-	-	37	52	165	88	-	-	-
5	Thomas Hürlimann	-	-	-	16	-	63	24	-	-	-
6	Dourgam Kummer	14	-	-	2	-	52	264	-	-	-
7	David Fergusson	-	-	-	22	119	161	47	-	-	-
8	Eric Pellaton	-	-	-	-	42	-	-	-	-	-
9	Jean-Philippe Ladisa	-	-	-	-	61	-	-	-	-	-
10	Roman Brunner	-	-	-	-	-	426	242	-	87	-
11	Anthony Nagel	-	-	-	-	-	5	164	-	58	-
12	Harald Steger	-	-	-	-		-	445	-	-	-
13	Don Tapscott	-	-	-	-	8	-	394	-	-	-
14	Wei Wang	-	-	-	-	-	-	187	-	10	-
15	OISTE	95	119	172	-	374	219	221	32	140	-
16	Edmund Gibbons Limited	-	-	-	-	-	479	173	-	36	434
17	Terra Ventures Inc	-	-	33	33	-	-	-	-	-	-
18	SAI LLC (SBT Ventures)	-	-	34	33	-	-	-	-	-	-
19	GSP Holdings Ltd	-	-	18	17	-	-	-	-	-	-
20	Indian Potash Limited	-	-	-	-	-	-	-	-	-	42
21	ACXIT Capital	-	-	-	-	-	-	-	-	-	696
22	Philippe Gerwill	-	-	-	-	-	14	-	-	-	-
23	Related parties of Carlos Moreira	-	-	-	2	223	360	-	-	-	-
24	Todd Ruppert	-	-	-	-	-	-	353	-	-	-
25	Cristina Dolan	-	-	-	-	1	-	-	-	-	-
26	Maria Pia Aqueveque Jabbaz	-	-	-	-	1	-	-	-	-	-
	Total	109	119	1,837	202	967	2,181	2,762	32	331	1,381

1. Carlos Moreira is the Chairman of the Board and CEO of WISeKey. A short-term payable in an amount of CHF 1,397,135 (USD 1,579,945) to Carlos Moreira was outstanding as at December 31, 2020, made up of accrued salary and bonus.

2. Maryla Shingler Bobbio is a former Board member of the Group, and former member of the Group’s audit committee and nomination & compensation committee.

3. Philippe Doubre is a Board member of the Group, and member of the Group’s nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2020 relate to his Board fee.

4. Juan Hernandez-Zayas is a former Board member of the Group, and former member of the Group’s audit committee and the strategy committee, as well as a shareholder. Mr. Hernandez-Zayas did not seek reelection at the Group’s last Annual General Meeting on May 15, 2020.

5. Thomas Hürlimann is a former Board member of the Group.

6. Dourgam Kummer is a former Board member of the Group, as well as a shareholder. The receivable from Dourgam Kummer as at December 31, 2020 relates to outstanding employee social charges for the exercise of ESOP options granted in 2019.

7. David Fergusson is a Board member of the Group, and member of the Group’s audit committee and nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2020 relate to his Board fee.

8. Eric Pellaton is a Board member of the Group, and member of the Group’s nomination & compensation committee, as well as a shareholder. The expenses recorded in the income statement in the year to December 31, 2020 relate to his Board fee.

9. Jean-Philippe Ladisa is a Board member of the Group, and member of the Group’s audit committee. The expenses recorded in the income statement in the year to December 31, 2020 relate to his Board fee.

10. Roman Brunner is the former Chief Revenue Officer of the Group.

11. Anthony Nagel is the former Chief Operations Officer of QuoVadis.

12. Harald Steger is a former member of the Group’s advisory committee.

13. Don Tapscott is a member of the Group’s advisory committee, and cofounder of The Tapscott Group Inc. The Blockchain Research Institute (the “BRI”) is a division of The Tapscott Group Inc. On December 20, 2018 WISeKey and the BRI entered into an agreement to establish BlockChain Centers of Excellence and promote BlockChain technology worldwide. The expenses recorded in the income statement in the year to December 31, 2020 relate to his advisory committee fee.

14. Wei Wang is a former member of the Group’s advisory committee.

15. The Organisation Internationale pour la Sécurité des Transactions Electroniques (“OISTE”) is a Swiss non-profit making foundation that owns a cryptographic rootkey. In 2001 WISeKey SA entered into a contract with OISTE to operate and maintain the global trust infrastructures of OISTE. In line with the contract, WISeKey pays a regular fee to OISTE for the use of its cryptographic rootkey. A member of the Board of Directors of WISeKey is also a member of the Counsel of the Foundation which gives rise to the related party situation.

OISTE is also the minority shareholder in WISeCoin AG with a 10% ownership.

The receivable from OISTE as at December 31, 2020 and income recorded in the income statement in the year to December 31, 2020 relate to the facilities and personnel hosted by WISeKey SA on behalf of OISTE. In the year 2020, WISeKey SA invoiced OISTE CHF 29,918 (USD 31,893).

The payable to OISTE as at December 31, 2020 and expenses relating to OISTE recognized in 2020 are made up of license and royalty fees for the year 2020 under the contract agreement with WISeKey SA.

16. Edmund Gibbons Limited had a 49% shareholding in QuoVadis Services Ltd which was 51% owned by WISeKey until the divestiture of QuoVadis in 2019.

17. Terra Ventures Inc has a 49% shareholding in WISeKey SAARC Ltd. Terra Ventures granted a GBP 24,507 loan to WISeKey SAARC Ltd on January 24, 2017. The loan is non-interest bearing and has no set repayment date.

18. SAI LLC, doing business as SBT Ventures, is a former shareholder in WISeKey SAARC Ltd. SAI LLC granted a GBP 25,000 loan to WISeKey SAARC Ltd on January 25, 2017. The loan is non-interest bearing and has no set repayment date.

19. GSP Holdings Ltd is a former shareholder in WISeKey SAARC Ltd. GSP Holdings Ltd granted a GBP 12,500 loan to WISeKey SAARC Ltd on February 02, 2017. The loan is non-interest bearing and has no set repayment date.

20. Indian Potash Limited has a 10% shareholding in WISeKey India Private Ltd.

21. ACXIT Capital Partners, an international corporate finance and investment advisory firm, has provided advisory services to WISeKey.

22. Philipp Gerwill is an external consultant for the Group.

23. Two immediate family members of Carlos Moreira are employed by WISeKey SA. In line with ASC 850-10-50-5, transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis. The aggregate employment remuneration of these two immediate family members amounted to USD 219,892 recorded in the income statement in 2020.

Additionally, one other immediate family member of Carlos Moreira has access to WISeKey’s facilities for a cost of CHF 2,760 (USD 2,942) per annum.

24. Todd Ruppert is a former investor in WISeKey.

25. Cristina Dolan is a member of the Group’s advisory committee. The expenses recorded in the income statement in the year to December 31, 2020 relate to her advisory committee fee.

26. Maria Pia Aqueveque Jabbaz is a member of the Group’s advisory committee. The expenses recorded in the income statement in the year to December 31, 2020 relate to her advisory committee fee.